FINANCIAL RISK MANAGEMENT - Disclosure of changes in assets and liabilities on basis of strengthening CAD against USD (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalent [Member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	$ (13,656)	$ (6,213)
Accounts receivable [Member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	(847)	(412)
Accounts payable and accrued liabilities [Member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	1,522	563
Senior secured notes [Member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	37,992	23,321
Equipment loans [Member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	266	414
Lease liabilities [Member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	$ 20	$ 40